Business Acquisition - Schedule of Business Acquisition Assets and Libilities (Details) (Parenthetical)	3 Months Ended
Mar. 31, 2017 $ / shares shares
Business consideration shares of common stock	260,000
Common stock valued per share | $ / shares	$ 4.35
Common Stock [Member]
Business consideration shares of common stock	86,667